6

     As filed with the Securities and Exchange Commission on June 26, 2002

================================================================================

                                                     1933 Act File No. 333-_____
                                                     1940 Act File No. 811-21077

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-2

[X]  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
[_]  Pre-Effective Amendment No. ___
[_]  Post-Effective Amendment No. ___
              and
[X]  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
[X]  Amendment No. 3

                    PIMCO California Municipal Income Fund II
         (Exact Name of Registrant as Specified in Declaration of Trust)

                          c/o PIMCO Funds Advisors LLC
                           1345 Avenue of the Americas
                            New York, New York 10105
                    (Address of Principal Executive Offices)
                     (Number, Street, City, State, Zip Code)

                                 (212) 739-3502
              (Registrant's Telephone Number, including Area Code)

                               Stephen J. Treadway
                        c/o PIMCO Funds Distributors LLC
                              2187 Atlantic Street
                           Stamford, Connecticut 06902
 (Name and Address (Number, Street, City, State, Zip Code) of Agent for Service)

                          Copies of Communications to:

Joseph B. Kittredge, Jr., Esq.                  Thomas A. Hale, Esq.
       Ropes & Gray              Skadden, Arps, Slate, Meagher & Flom (Illinois)
  One International Place                     333 West Wacker Drive
Boston, Massachusetts 02110                  Chicago, Illinois 60606


                  Approximate Date of Proposed Public Offering:

             Upon the effectiveness of this Registration Statement
                           ---------------------------


     If any of the securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [_]

     It is proposed that this filing will become effective (check appropriate box)

     [_]  when declared effective pursuant to section 8(c)

     [X] immediately upon filing pursuant to Rule 462(b). This Registration Statement is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933; the Securities Act registration statement number of the earlier effective registration statement for the same offering is 333-86298.

                           ---------------------------


                           CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933
--------------------------------------------------------------------------------------------------------------------------
                                                              Proposed Maximum     Proposed Maximum
                                         Amount Being        Offering Price Per       Aggregate             Amount of
Title of Securities Being Registered      Registered                Unit           Offering Price/1/   Registration Fee
------------------------------------     ------------        ------------------    ----------------    -------------------
Common Shares, par value $0.00001      4,400,000 Shares          $ 15.00           $  66,000,000             $ 6,072
-------------------------------------------------------------------------------------------------------------------------

/1/ Estimated solely for the purpose of calculating the registration fee.

================================================================================


                                EXPLANATORY NOTE

     This Registration Statement is being filed to register additional Common Shares of the Registrant pursuant to Rule 462(b) under the Securities Act of 1933. The contents of the Registration Statement on Form N-2 relating to the same offering and all amendments thereto (File No. 333-86298), including the prospectus and statement of additional information included therein and the exhibits thereto (other than consents and opinions refiled herewith), declared effective on June 25, 2002 are incorporated herein by reference.

                           PART C - OTHER INFORMATION

Item 24: Financial Statements and Exhibits

      1. Financial Statements:


     Registrant has not conducted any business as of the date of this filing, other than in connection with its organization. Financial Statements indicating that the Registrant has met the net worth requirements of Section 14(a) of the 1940 Act were filed in Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-86298), as filed on June 25, 2002, and are incorporated herein by reference.


      2. Exhibits:

a.1   Agreement and Declaration of Trust dated March 29, 2002. (1)

a.2 Amended and Restated Agreement and Declaration of Trust dated June 18, 2002. (2)

b.1   Bylaws of Registrant dated March 29, 2002. (1)

b.2   Amended and Restated Bylaws of Registrant dated June 18, 2002. (2)

c.    None.

d.1 Article III (Shares) and Article V (Shareholders' Voting Powers and Meetings) of the Amended and Restated Agreement and Declaration of Trust. (2)

d.2 Article 10 (Shareholders' Voting Powers and Meetings) of the Amended and Restated Bylaws of Registrant. (2)

d.3   Form of Share Certificate of the Common Shares. (2)

e.    Terms and Conditions of Dividend Reinvestment Plan. (2)

f.    None.


g.1 Investment Management Agreement between Registrant and PIMCO Funds Advisors LLC dated June 18, 2002. (2)

g.2 Portfolio Management Agreement between PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC dated June 18, 2002. (2)

h.1   Form of Underwriting Agreement. (2)

h.2   Form of Master Selected Dealer Agreement. (2)

h.3   Form of Master Agreement Among Underwriters. (2)

h.4   Form of Additional Compensation Agreement. (2)

i.    None.


j. Form of Custodian Agreement between Registrant and State Street Bank & Trust Co. (2)

k.1 Form of Transfer Agency Services Agreement between Registrant and PFPC Inc. (2)

k.2 Organizational and Offering Expenses Reimbursement Agreement between Registrant and PIMCO Funds Advisors LLC dated June 18, 2002.(2)

k.3 Fee Waiver Agreement between Registrant and PIMCO Funds Advisors LLC dated June 18, 2002.(2)

k.4 Fee Waiver Agreement between PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC dated June 18, 2002.(2)

l.     Opinion and consent of Ropes & Gray, filed herewith.

m.     None.

n.     Consent of PricewaterhouseCoopers LLP, filed herewith.

o.     None.

p.     Subscription Agreement of PIMCO Funds Advisors LLC dated
       June 18, 2002.(2)

q.     None.

r.1    Code of Ethics of Registrant dated June 18, 2002.(2)

r.2    Code of Ethics of PIMCO Funds Advisors LLC dated January 1, 2002.(2)

r.3 Code of Ethics of Pacific Investment Management Company LLC dated December 31, 2001.(2)

s. Power of Attorney for each of Messrs. Belica, Connor, Dalessandro, Kertess, and Sullivan.(2)


--------------------------





       (1) Incorporated by reference to the Registrant's Initial Registration Statement on Form N-2, File No. 333-86298, filed on April 15, 2002.

       (2) Incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2, File No. 333-86298, filed on June 25, 2002.

Item 25: Marketing Arrangements


     Incorporated by reference from Sections 3(p), 4(h), 5(i), 8 and 9 of Exhibit h.1 of Item 24 and Sections 8, 9, and 15 of Exhibit h.3 of Item 24 of the Registrant's Registration Statement on Form N-2 (File No. 333-86298), as filed in Pre-Effective Amendment No. 2 to said Registration Statement on June 25, 2002, and incorporated herein by reference.

Item 26: Other Expenses of Issuance and Distribution

         Securities and Exchange Commission Fees               $ 41,262*
         National Association of Securities Dealers, Inc. Fees   30,500*
         Printing and engraving expenses                        140,000*
         Legal fees                                             124,500*
         New York Stock Exchange listing fees                   119,550*
         Accounting expenses                                     12,000*
         Transfer Agent fees                                      3,000*
         Marketing expenses                                      22,500*
         Miscellaneous expenses                                   2,760*
                                                               ---------
             Total                                              496,072*


         PIMCO Funds Advisors LLC has agreed to pay the amount by which the aggregate of all the Fund's organizational expenses and all offering costs (other than the sales load) exceed $0.03 per share.

         * Estimated expense. The expenses set forth above include the expenses associated with the issuance and distribution of the Registrant's common shares of beneficial interest whose offering was registered on Registrant's Registration Statement on Form N-2 (File No. 333-86298).


Item 27: Persons Controlled by or under Common Control with Registrant

      Not applicable.

Item 28: Number of Holders of Securities

      At June 25, 2002



                                               Number of
               Title of Class               Record Holders
               --------------               --------------

         Common Shares, par value $0.00001       1

Item 29: Indemnification

     Reference is made to Article VIII, Sections 1 through 4, of the Registrant's Amended and Restated Agreement and Declaration of Trust, which is incorporated by reference from Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-2 (File No. 333-86298), as filed on
June 25, 2002.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Act"), may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, its Amended and Restated Bylaws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30: Business and Other Connections of Investment Adviser

      Descriptions of the business of PIMCO Funds Advisors LLC, the Registrant's investment manager, and Pacific Investment Management Company LLC, the Registrant's portfolio manager, are set forth under the captions "Investment Manager" and "Portfolio Manager" under "Management of the Fund" in both the prospectus and Statement of Additional Information forming part of the Registrant's Registration Statement on Form N-2, as amended (File No. 333-86298), and are incorporated herein by reference. The following sets forth business and other connections of each director and executive officer (and persons performing similar functions) of PIMCO Funds Advisors LLC and Pacific Investment Management Company LLC.

                            PIMCO Funds Advisors LLC
                           1345 Avenue of the Americas
                               New York, NY 10105

Name                Position with Advisor         Other Connections
----------------    --------------------------    ------------------------------

Larry A. Altadonna  Vice President

Andrew Bocko        Senior Vice President and     Senior Vice President,
                    Director of IT                PIMCO Funds Advisors LLC,
                                                  Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  PIMCO Funds Advisors LLC,
                                                  Allianz Dresdner Asset
                                                  Management of America L.P.

Tim Clark           Managing Director

Cindy Columbo       Vice President

Patrick Coyne       Vice President

David C. Flattum    Managing Director,            Managing Director, General
                    General Counsel               Counsel and Head of Corporate
                                                  Functions, Allianz Dresdner
                                                  Asset Management of America
                                                  L.P., Managing Director,
                                                  Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  Allianz Hedge Fund Partners
                                                  Holding L.P., Nicholas
                                                  Applegate Capital Management
                                                  Holdings, PIMCO Advisory
                                                  Service Holdings, LLC

Derek Hayes         Senior Vice President

Steve Jobe          Senior Vice President

Alan Kwan           Vice President

John C. Maney       Executive Vice President      Executive Vice President and
                    and Chief Financial           Chief Financial Officer,
                                                  Allianz Dresdner Asset
                                                  Management of America L.P.,
                                                  Chief Financial Officer, PIMCO
                                                  Funds Advisors LLC, Allianz
                                                  Dresdner Asset Management U.S.
                                                  Equities LLC, Cadence Capital
                                                  Management LLC, NFJ Investment
                                                  Group L.P., OCE Distributors
                                                  LLC, OpCap Advisors LLC,
                                                  Oppenheimer Capital LLC,
                                                  Pacific Investment Management
                                                  Company LLC, PIMCO Allianz
                                                  Advisors LLC, PIMCO CD
                                                  Distributors LLC, PIMCO Equity
                                                  Advisors LLC, PIMCO Equity
                                                  Partners LLC, PIMCO Funds
                                                  Advertising Agency Inc., PIMCO
                                                  Funds Distributors LLC,
                                                  Allianz Private Client
                                                  Services LLC, StocksPLUS
                                                  Management Inc. and Value
                                                  Advisors LLC

Vinh T. Nguyen      Vice President and            Vice President and Controller,
                    Controller                    PIMCO Funds Advisors LLC,
                                                  Allianz Dresdner Asset
                                                  Management of America L.P.,
                                                  Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  Cadence Capital Management
                                                  LLC, NFJ Investment Group
                                                  L.P., OCE Distributors LLC,
                                                  OpCap Advisors LLC,
                                                  Oppenheimer Capital LLC,
                                                  Pacific Investment Management
                                                  Company LLC, PIMCO Allianz
                                                  Advisors LLC, PIMCO CD
                                                  Distributors LLC, PIMCO Equity
                                                  Advisors LLC,

                                                  PIMCO Equity Partners LLC,
                                                  PIMCO Funds Advertising Agency
                                                  Inc., PIMCO Funds Distributors
                                                  LLC, Allianz Private Client
                                                  Services LLC, StocksPLUS
                                                  Management Inc. and Value
                                                  Advisors LLC

Francis C. Poli        Executive Vice President,  Chief Legal and Compliance
                       Director of Compliance     Officer, PIMCO Funds Advisors
                       and Assistant Secretary    LLC, Allianz Dresdner Asset
                                                  Management Of America L.P.,
                                                  Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  Allianz Hedge Fund Partners
                                                  L.P., Allianz Private Client
                                                  Services LLC, Cadence Capital
                                                  Management LLC, NFJ Investment
                                                  Group L.P., OCC Distributors
                                                  LLC, OpCap Advisors LLC,
                                                  Oppenheimer Capital LLC, PIMCO
                                                  Advisory Services Holdings
                                                  LLC, PIMCO Allianz Advisors
                                                  LLC, PIMCO CD Distributors
                                                  LLC, PIMCO Equity Advisors LLC

Bob Rokose             Vice President and
                       Assistant Controller

Newton B. Schott, Jr.  Managing Director,         Vice President, PIMCO Allianz
                       Chief Legal Officer        Advisors LLC, Executive Vice
                       and Secretary              President, Chief Legal Officer
                                                  and Secretary, PIMCO Funds
                                                  Advertising Agency Inc., PIMCO
                                                  Funds Distributors LLC

Brian S. Shlissel     Senior Vice President

Stewart A. Smith       Vice President and         Secretary, PIMCO Funds
                       Assistant Secretary        Advisors LLC, Allianz Dresdner
                                                  Asset Management of America
                                                  L.P., Allianz Dresdner Asset
                                                  Management U.S. Equities LLC,
                                                  Alianz Hedge Fund Partners
                                                  L.P., Allianz Private Client
                                                  Services LLC, Cadence Capital
                                                  Management LLC, NFJ Investment
                                                  Group L.P., PIMCO Advisory
                                                  Services Holding LLC, PIMCO
                                                  Allianz Advisors, PIMCO CD
                                                  Distributors and PIMCO Equity
                                                  Advisors LLC, Assistant
                                                  Secretary, Oppenheimer Capital
                                                  LLC, OpCap Advisors and OCC
                                                  Distributors LLC

Stephen J. Treadway    Managing Director and      Chairman, President and Chief
                       Chief Executive Officer    Executive Officer, PIMCO
                                                  Funds Advertising Agency
                                                  Inc.; Managing Director and
                                                  Chief Executive Officer,
                                                  PIMCO Funds Distributors LLC,
                                                  Managing Director, PIMCO
                                                  Allianz Advisors LLC,
                                                  Allianz Private Client
                                                  Services LLC, Allianz Dresdner
                                                  Asset Management of America
                                                  L.P.

James G. Ward          Executive Vice President   Executive Vice President,
                       and Director of Human      Allianz Asset Management of
                       Resources                  America L.P., Director of
                                                  Human Resources, Allianz Asset
                                                  Management U.S. Equities LLC,
                                                  PIMCO Funds Distributors LLC


Michael B. Zuckerman   Vice President

                    Pacific Investment Management Company LLC
                                    ("PIMCO")
                       840 Newport Center Drive, Suite 300
                             Newport Beach, CA 92660

Name                          Business and Other Connections
----------------------------- --------------------------------------------------

Arnold, Tammie J.             Executive Vice President, PIMCO

Benz, William R. II           Managing Director, Executive Committee Member,
                              PIMCO

Bhansali, Vineer              Executive Vice President, PIMCO

Brynjolfsson, John B.         Executive Vice President, PIMCO

Burns, R. Wesley              Managing Director, PIMCO; President and Trustee of
                              PIMCO Funds and PIMCO Variable Insurance Trust;
                              President and Director of PIMCO Commercial
                              Mortgage Securities Trust, Inc.; Director, PIMCO
                              Funds: Global Investors Series plc and PIMCO
                              Global Advisors (Ireland) Limited

Cupps, Wendy W.               Executive Vice President, PIMCO

Dialynas, Chris P.            Managing Director, PIMCO

El-Erian, Mohamed A.          Managing Director, PIMCO

Gross, William H.             Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Senior Vice President of PIMCO
                              Funds and PIMCO Variable Insurance Trust

Hague, John L.                Managing Director, PIMCO

Hally, Gordon C.              Executive Vice President, PIMCO

Hamalainen, Pasi M.           Managing Director, PIMCO

Harris, Brent R.              Managing Director and Executive Committee Member,
                              PIMCO; Director and Vice President, StocksPLUS
                              Management, Inc.; Trustee and Chairman of PIMCO
                              Funds and PIMCO Variable Insurance Trust; Director and Chairman, PIMCO Commercial Mortgage Securities
                              Trust, Inc.; Managing Director, PIMCO Specialty
                              Markets LLC

Hinman, David C.              Executive Vice President, PIMCO

Hodge, Douglas M.             Executive Vice President, PIMCO; Director,
                              PIMCO JAPAN LTD

Holden, Brent L.              Managing Director, PIMCO

Isberg, Margaret E.           Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds


Keller, James M.              Managing Director, PIMCO



Kennedy, Raymond G.           Managing Director, PIMCO


Loftus, John S.               Managing Director, PIMCO; Senior Vice President of
                              PIMCO Funds; Vice President and Assistant
                              Secretary, StocksPLUS Management, Inc.

Mariappa, Sudesh N.           Executive Vice President, PIMCO

Mather, Scott A.              Executive Vice President, PIMCO; Senior Vice
                              President, PIMCO Commercial Mortgage Securities
                              Trust, Inc.

McCray, Mark V.               Executive Vice President, PIMCO

McCulley, Paul A.             Managing Director, PIMCO

McDevitt, Joseph E.           Executive Vice President, PIMCO; Director and
                              Chief Executive Officer, PIMCO Europe Ltd

Meiling, Dean S.              Managing Director, PIMCO

Monsan, Kristen S.            Executive Vice President, PIMCO

Muzzy, James F.               Managing Director, PIMCO; Director and Vice
                              President, StocksPLUS Management, Inc.; Senior
                              Vice President, PIMCO Variable Insurance Trust;
                              Vice President of PIMCO Funds; Director, PIMCO
                              Europe Ltd., PIMCO JAPAN LTD., PIMCO Asia Pte
                              Ltd., PIMCO Australia Pty Ltd.

Otterbein, Thomas J.          Executive Vice President, PIMCO

Phansalkar, Mohan V.          Executive Vice President, Secretary and Chief
                              Legal Officer, PIMCO; Vice President and
                              Secretary, StocksPLUS Management, Inc.

Podlich, William F.           Managing Director, PIMCO

Powers, William C.            Managing Director and Executive Committee Member,
                              PIMCO; Senior Vice President, PIMCO Commercial
                              Mortgage Securities Trust, Inc.

Schmider, Ernest L.           Managing Director, PIMCO

Simon, W. Scott               Executive Vice President, PIMCO

Thomas, Lee R.                Managing Director, PIMCO

Thompson, William S.          Managing Director and Executive Committee Member,
                              PIMCO; Director and President, StocksPLUS
                              Management, Inc.; Senior Vice President of PIMCO
                              Variable Insurance Trust; Vice President of PIMCO
                              Funds and PIMCO Commercial Mortgage Securities
                              Trust, Inc.

Trosky, Benjamin L.           Managing Director, PIMCO; Senior Vice President,
                              PIMCO Commercial Mortgage Securities Trust, Inc.


Weil, Richard M.              Managing Director, Chief Operating Officer and
                              Executive Committee Member, PIMCO


Wood, George H.               Executive Vice President, PIMCO

Wyman, Charles C.             Executive Vice President, PIMCO

Item 31: Location of Accounts and Records

      The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of State Street Bank & Trust Co., 225 Franklin Street, Boston, MA 02110 and/or PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809.

Item 32: Management Services

      Not applicable.

Item 33: Undertakings

      1. Registrant undertakes to suspend the offering of its Common Shares until it amends the prospectus filed herewith if (1) subsequent to the effective date of its registration statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of the registration statement, or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

      2. Not applicable.

      3. Not applicable.

      4. Not applicable.

      5. The Registrant undertakes that:

            a. For purposes of determining any liability under the Securities Act of 1933, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act of 1933 shall be deemed to be part of this registration statement as of the time it was declared effective; and

            b. For the purpose of determining any liability under the Securities Act of 1933, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering thereof.

      6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

                                     Notice

      A copy of the Agreement and Declaration of Trust of PIMCO California Municipal Income Fund II (the "Fund"), together with all amendments thereto, is on file with the Secretary of State of The Commonwealth of Massachusetts, and notice is hereby given that this instrument is executed on behalf of the Fund by any officer of the Fund as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees of the Fund or shareholders of the Fund individually, but are binding only upon the assets and property of the Fund.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 26th day of June, 2002.

                                       PIMCO California Municipal Income Fund II

                                           /s/ Stephen J. Treadway
                                       By: ---------------------------------
                                           Stephen J. Treadway,
                                           President

   Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


           Name                           Capacity                   Date
           ----                           --------                   ----

/s/ Stephen J. Treadway                 President                 June 26,  2002
---------------------------------
Stephen J. Treadway

    Paul Belica*                        Trustee                   June 26,  2002
---------------------------------
Paul Belica

    Robert E. Connor*                   Trustee                   June 26,  2002
---------------------------------
Robert E. Connor

    John J. Dalessandro II*             Trustee                   June 26,  2002
---------------------------------
John J. Dalessandro II

    Hans W. Kertess*                    Trustee                   June 26,  2002
---------------------------------
Hans W. Kertess

    R. Peter Sullivan III *             Trustee                   June 26,  2002
---------------------------------
R. Peter Sullivan III

/s/ Brian S. Shlissel                   Treasurer and Principal   June 26,  2002
---------------------------------       Financial and Accounting
Brian S. Shlissel                       Officer




                                          *By: /s/ Stephen J. Treadway
                                              ------------------------
                                              Stephen J. Treadway
                                              Attorney-In-Fact
                                              Date: June 26,  2002

                                INDEX TO EXHIBITS

Exhibit                      Exhibit Name
-------                      ------------

l.          Opinion and consent of Ropes & Gray.

n.          Consent of PricewaterhouseCoopers LLP.